United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 3, 2012
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      230      200 SH       Sole                      200
3M Company                     COM              88579y101     1436    17569 SH       Sole                    17569
AT&T Inc.                      COM              00206r102      429    14170 SH       Sole                    14170
Abbott Labs                    COM              002824100     1461    25980 SH       Sole                    25980
American Express Co            COM              025816109     1554    32950 SH       Sole                    32950
Amgen Inc                      COM              031162100     1256    19565 SH       Sole                    19565
Anadarko Pete Corp             COM              032511107      427     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     1505     3717 SH       Sole                     3717
Baker Hughes Inc               COM              057224107     1186    24387 SH       Sole                    24387
Bristol Myers Squibb           COM              110122108      385    10925 SH       Sole                    10925
CSX Corp                       COM              126408103     1739    82580 SH       Sole                    82580
Cisco Systems Inc              COM              17275r102     1511    83566 SH       Sole                    83566
Coca Cola Co                   COM              191216100      997    14250 SH       Sole                    14250
Corning Inc                    COM              219350105     1252    96441 SH       Sole                    96441
EMC Corp.                      COM              268648102     1970    91468 SH       Sole                    91468
Emerson Elec Co                COM              291011104     1206    25875 SH       Sole                    25875
Expeditors Intl Wash           COM              302130109     1655    40415 SH       Sole                    40415
Exxon Mobil Corp               COM              302290101     3373    39795 SH       Sole                    39795
Fluor Corp                     COM              343412102     1113    22150 SH       Sole                    22150
General Electric Co.           COM              369604103     1674    93452 SH       Sole                    93452
International Business Machine COM              459200101     3921    21325 SH       Sole                    21325
Lowes Cos Inc                  COM              548661107     1645    64824 SH       Sole                    64824
Microsoft Corp                 COM              594918104     1387    53422 SH       Sole                    53422
Monsanto Co                    COM              61166w101     1236    17642 SH       Sole                    17642
Oceaneering Intl               COM              675232102      369     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     1796    70034 SH       Sole                    70034
Pepsico Inc                    COM              713448108     1366    20583 SH       Sole                    20583
Pfizer Inc                     COM              717081103     1079    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      304    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1384    20265 SH       Sole                    20265
Scotts Companies               COM              810186106     1508    32300 SH       Sole                    32300
Southwestern Energy            COM              845467109     1030    32255 SH       Sole                    32255
Staples Inc                    COM              855030102     1547   111340 SH       Sole                   111340
Stryker Corp                   COM              863667101     1156    23250 SH       Sole                    23250
Tellabs Inc                    COM              879664100       81    20000 SH       Sole                    20000
Transocean Sedco Forex         COM              8817h1009      862    22443 SH       Sole                    22443
United Parcel Service          COM              911312106     1189    16250 SH       Sole                    16250
United Technologies            COM              913017109     2376    32514 SH       Sole                    32514
Visa Inc.                      COM              92826c839     1859    18305 SH       Sole                    18305
Wal Mart Stores Inc            COM              931142103     3865    64672 SH       Sole                    64672
Wal-Mart de Mexico Non-Par Ord COM              p98180105       41    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1295    46999 SH       Sole                    46999
Western Union Company          COM              959802109     1604    87825 SH       Sole                    87825
Windstream Corp                COM              9738w1041      149    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1180    22085 SH       Sole                    22085
ISHARES TR S&P 100 IDX FD      IDX              464287101     4495    78818 SH       Sole                    78818
Schwab Strategic TR US Sml Cap IDX              808524607     4329   131817 SH       Sole                   131817
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     2741    38106 SH       Sole                    38106
Vanguard Tax-Managed Europe PA IDX              921943858     3343   109130 SH       Sole                   109130
iShares Russell 2000 Growth In IDX              464287648      398     4725 SH       Sole                     4725
iShares S & P 500              IDX              464287200      551     4374 SH       Sole                     4374
ishares Russell 1000 Growth In IDX              464287614     5710    98813 SH       Sole                    98813
ishares Russell Mid Cap Growth IDX              464287481      384     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      302     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $82,841

List of Other Included Managers:
No.		13F File Number		Name